Convertible Instruments and Equity	12 Months Ended
Dec. 31, 2021
Stockholders Equity And Temporary Equity Disclosure [Abstract]
Convertible Instruments and Equity

5. Convertible Instruments and Equity

Preferred Stock

Prior to the Business Combination, the Company had outstanding shares of convertible preferred stock. Immediately prior to the Effective Time, all shares of outstanding preferred stock were automatically converted into 60,120,423 shares of Legacy Heliogen common stock at the effective conversion prices, which were then converted into 121,038,967 shares of the Company’s common stock with the application of the Exchange Ratio as a result of the Merger as discussed in Note 1.

Following the conversion of the Legacy Heliogen preferred stock immediately prior to the Effective Time and pursuant to the Company’s Second Amended and Restated Certificate of Incorporation, as of December 31, 2021, we had authorized 10,000,000 shares of preferred stock, $0.0001 par value, of which no shares have been issued. The Board has the authority to issue shares of preferred stock and to determine the rights, preferences, privileges and restrictions, including voting rights, of those shares.

Common Stock

As of December 31, 2021 and December 31, 2020, authorized shares of common stock, $0.0001 par value, were 500,000,000 shares and 320,000,000 shares, respectively, of which 183,367,037 shares were issued and outstanding as of December 31, 2021, and 8,160,828 shares were issued and outstanding as of December 31, 2020.

Warrants

The Company’s warrant liability as of December 31, 2021 includes public warrants (the “Public Warrants”) and private placement warrants (the “Private Warrants,” and together with the Public Warrants, the “Warrants”), which were originally issued by Athena in Athena’s initial public offering and were assumed by the Company as part of the Business Combination. The Company has the ability to redeem outstanding Public Warrants, commencing 90 days after March 18, 2022, the date the Public Warrants become exercisable and prior to their expiration, at a price of $0.01 per warrant, provided that the last reported sales price of the common stock equals or exceeds $18.00 per share for any 20 trading days within a 30 trading-day period ending on the third trading day prior to the notice date of redemption. If and when the Public In addition, the Company has the ability to redeem all (but not less than all) of the outstanding Warrants, including Private Warrants, at a price of $0.10 per Warrant if certain conditions are satisfied, but primarily the last reported sale prices of the Company’s Common Stock equals or exceeds $10.00. The Company evaluated the Public Warrants and Private Warrants and concluded that a provision in the Warrant Agreement related to certain tender or exchange offers precludes the Warrants from being accounted for as components of equity. As the Warrants meet the definition of a derivative, the Warrants are recorded on the Consolidated Balance Sheets as a liability and measured at fair value at each reporting date, and the change in fair value is reported on the Consolidated Statements of Operations and Comprehensive Loss.

Prior to the Business Combination, the Company had outstanding common stock warrants and preferred stock warrants (together, the “Legacy Warrants”). The Company determined that the preferred stock warrants were not a legal form of debt (i.e., no creditors’ rights) and allowed for redemption based upon certain events that are outside of the control of the Company. Therefore, the preferred stock warrants were classified as liabilities pursuant to ASC 480, Distinguishing Liabilities from Equity, and were measured at fair value at each reporting period, with changes in fair value recorded within the Consolidated Statements of Operations and Comprehensive Loss. Immediately prior to the Effective Time, the Legacy Warrants automatically converted to 289,333 shares of Legacy Heliogen common stock, which were converted into 582,509 shares of the Company’s Common Stock with the application of the Exchange Ratio as a result of the Merger as discussed in Note 1.

In connection with the concurrent execution of the commercial-scale demonstration agreement (the “Project Agreement”) and collaboration agreement (the “Collaboration Agreement”) with a customer in March 2022, the Company issued warrants permitting the customer to purchase in the aggregate approximately 4.56 million shares of the Company’s Common Stock (“Warrant Shares”) at an exercise price of $0.01 per share. These warrants expire upon the earlier of a change in control of the Company or March 28, 2027. Warrants to purchase approximately 1.8 million Warrant Shares vested immediately upon execution of the collaboration agreement and the balance of the warrants will vest pro rata with certain payments required to be made under the Project Agreement and also based on the customer reaching certain specified performance goals under the Collaboration Agreement.

SAFE Instruments

In the first half of 2021, we entered into SAFE Instruments and received $83.4 million in gross proceeds from third-party investors in connection with a private round of funding to provide investors an opportunity to convert into common or preferred stock, upon defined triggering events. The Company determined that the SAFE Instruments were not legal form debt (i.e., no creditors’ rights) and allowed for redemption based upon certain events that are outside of the control of the Company. Therefore, the SAFE Instruments were classified as liabilities pursuant to ASC 480 and were measured at fair value at each reporting period, with changes in fair value recorded within the Consolidated Statements of Operations and Comprehensive Loss.

Immediately prior to the Effective Time of the Merger, the SAFE Instruments were automatically converted into 9,973,979 shares of Legacy Heliogen common stock, which were converted into 20,080,464 shares of the Company’s Common Stock with the application of the Exchange Ratio as a result of the Merger as discussed in Note 1.